UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/18

Item 1.	Reports to Stockholders.

[INSERT SEMIANNUAL REPORT]

Semiannual Report and Shareholder Letter February 28, 2018

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Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

China’s economy improved during the six months ended February 28, 2018. Growth was driven by a rebound in industrial production, a resilient property market and robust export growth. A strengthening renminbi also relieved the fear of capital flight for many overseas investors. However, investors did express concern about geopolitical tensions in the Korean peninsula, potential inflationary pressures and uncertainties about US-China trade policies. In this environment, Greater China stocks rose substantially for the six-month period, as measured by the MSCI Golden Dragon Index, which tracks stock market performance in China, Hong Kong and Taiwan.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton China World Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Manraj S. Sekhon, CFA

Chief Investment Officer

Franklin Templeton Emerging Markets Equity

This letter reflects our analysis and opinions as of February 28, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

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Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Templeton China World Fund

This semiannual report for Templeton China World Fund covers the period ended February 28, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of “China companies,” as defined in the Fund’s prospectus.

Performance Overview

For the six months ended February 28, 2018, the Fund’s Class A shares delivered a total return of +9.03%. For comparison, the MSCI Golden Dragon Index, which measures stock market performance in China, Hong Kong and Taiwan, generated a +10.91% cumulative total return for the same period.1 Also for comparison, the Standard & Poor’s®/ International Finance Corporation Investable China Index, which measures Chinese stock market performance, produced a +14.26% total return for the same period.1 For the 10-year period ended February 28, 2018, the Fund’s Class A shares delivered a +48.79% cumulative total return, compared with the MSCI Golden Dragon Index’s +80.56% cumulative total return for the same period.2 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

China’s economy, as measured by gross domestic product

Geographic Composition*

Based on Total Net Assets as of 2/28/18

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

(GDP), grew an estimated 6.8% in 2017’s fourth quarter over the prior-year period, a rate exceeding market expectations and the government’s target.3 Growth was driven by a rebound in industrial production, a resilient property market and robust export growth. The economy was also supported by growth in the services sector and retail sales, particularly of consumer goods related to telecommunication, recreation and cosmetics. The People’s Bank of China left its benchmark interest rate unchanged during the period.

Greater China stocks rose for the six-month period amid generally upbeat Chinese and global economic data as well as rising oil and commodities prices. Chinese stocks benefited from a strengthening renminbi, which eased concerns about capital outflows, and MSCI’s decision to include domestic Class A shares in the MSCI Emerging Markets Investable Market Index beginning in June 2018. However, investors remained concerned about geopolitical tensions in the Korean peninsula, potential inflationary pressures, uncertainties about US-China trade relations, and China’s ability to continue its economic growth while making structural adjustments. In

1. Source: Morningstar.

2. Source: Morningstar. As of 2/28/18, the Fund’s Class A 10-year average annual total return not including sales charges was +4.05%, compared with the 10-year average annual total return of +6.09% for the MSCI Golden Dragon Index.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 13.

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TEMPLETON CHINA WORLD FUND

February, the Chinese government announced it would eliminate presidential term limits from its constitution, suggesting President Xi Jinping could seek to serve beyond the end of his second term.

In this environment, Greater China stocks, as measured by the MSCI Golden Dragon Index, generated a +10.91% total return for the six months ended February 28, 2018.1 The MSCI China Index generated a total return of +14.50%, compared with +7.57% for the MSCI Hong Kong Index and +4.94% for the MSCI Taiwan Index.1

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Tencent Holdings, Taiwan Semiconductor Manufacturing Co. (TSMC) and Anta Sports Products.

Tencent is one of the world’s largest and most widely used internet service portals. The company provides value-added internet, mobile and telecommunication services, and online advertising under the strategic goal of providing users with “one-stop online lifestyle services.” Tencent announced better-than-expected financial results for the third quarter, with earnings rising due to higher revenues from online games and advertising. Stock sentiment was also boosted by announcements of collaborations and investments, including those with Chinese companies JD.com, Vipshop4 and data center provider Wangsu;4 American companies Spotify4 and Snapchat;4 and Gaana,4 an Indian music-streaming service.

TSMC is one of the world’s leading semiconductor makers, with major global technology companies among its primary clients. The stock rose sharply in January after the company reported record-high third-quarter revenue, primarily driven by

Top 10 Holdings
2/28/18
Company Sector/Industry, Country	% of Total Net Assets

Tencent Holdings Ltd. Internet Software & Services, China	12.2%

Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	9.9%

Alibaba Group Holding Ltd. Internet Software & Services, China	7.4%

Anta Sports Products Ltd. Textiles, Apparel & Luxury Goods, China	5.9%

China Petroleum & Chemical Corp. Oil, Gas & Consumable Fuels, China	5.2%

China Construction Bank Corp. Banks, China	4.8%

Uni-President China Holdings Ltd. Food Products, China	4.0%

AIA Group Ltd. Insurance, Hong Kong	3.5%

Industrial and Commercial Bank of China Ltd. Banks, China	3.0%

Dairy Farm International Holdings Ltd. Food & Staples Retailing, Hong Kong	2.8%

mobile sales along with cryptocurrency mining and data center demand. The company also witnessed strength in businesses related to automotive technology, the “internet of things” (connection of everyday devices, such as cars and appliances, to the internet) and high-performance computing. The development of emerging memories to reduce power consumption and process costs also led investors to adopt a positive view of the company.

Anta Sports Products is a manufacturer, trader and distributor of sportswear and accessories under the ANTA brand name. The company also owns the rights to produce and distribute FILA products for the Chinese market. The company reported strong sales growth in 2017, largely driven by solid growth in the e-commerce and FILA businesses. The acquisition of kidswear brand KingKow (which has stores in mainland China, Hong Kong, Taiwan and the US), and the establishment of a joint venture to manage Korean outdoor brand Kolon’s operations in China, Hong Kong, Macau and Taiwan, were both well-received.4

In contrast, key detractors from Fund performance included China Mobile, Jiangling Motors and COSCO Shipping Ports.

4. Not a Fund holding.

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China Mobile provides telecommunication services across China. It is among the top operators in the country, with strong market share across a number of segments. Although the company announced solid third-quarter corporate results, with growth in service revenue and earnings, a lack of growth in average revenue per user, mainly due to the elimination of domestic roaming charges in September, disappointed investors. Expectations of additional reductions in tariffs, including those for international roaming charges to Hong Kong, Macau and Taiwan, as well as pricing for domestic wireless data packages hampered the stock late in the reporting period.

Jiangling Motors is a China-based automobile manufacturer primarily focused on vans, trucks and pickups across a number of brands such as Ford Motor (through a joint venture), Isuzu Motors and Landwind.4 It also produces spare parts and distributes used vehicles. Ford is a strategic investor in Jiangling Motors. The company’s fourth-quarter earnings were its lowest quarterly earnings over the past decade. Management largely attributed the significant double-digit, year-on-year decline in earnings to a decline in sales volume, significant research and development costs for new products and technology and increased selling and promotion expenses. Although the company’s shares rebounded in mid-January 2018, it still ended the reporting period in negative territory.

COSCO Shipping Ports is a leading Chinese terminals operator. Its parent company, China COSCO Shipping Corporation, is one of the world’s largest integrated shipping companies. Third-quarter revenues rose due to strong traffic growth as well as a higher-than-expected profit contribution from its equity stake in Qingdao Port International.4 However, investor sentiment in the stock was negatively impacted by China’s National Development and Reform Commission’s reductions in the benchmark container handling tariff for import and export containers at a number of ports across the country.

In the past six months, our search for what we considered undervalued investments with attractive fundamentals and potential led to purchases in a number of companies. Key purchases included Sinopharm Group, one of the largest pharmaceutical distributors in China; GF Securities, a Chinese securities firm; and Standard Chartered, a leading global bank.

Conversely, raising funds for dividend and capital gains distribution during the reporting period led the Fund to reduce its investments in China and Taiwan. In sector terms, positions in information technology and materials were reduced the most.5 Key reductions included Nine Dragons Paper Holdings, a containerboard paper manufacturer in China, as well as the aforementioned Tencent and TSMC.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

Eddie Chow, CFA
Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

5. The information technology sector comprises communications equipment; electronic equipment, instruments and components; internet software and services; IT services; and semiconductors and semiconductor equipment in the SOI. The materials sector comprises construction materials and paper and forest products in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON CHINA WORLD FUND

Performance Summary as of February 28, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 2/28/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A

6-Month	+9.03%	+2.76%

1-Year	+28.06%	+20.70%

5-Year	+23.96%	+3.16%

10-Year	+48.79%	+3.44%

Advisor

6-Month	+9.16%	+9.16%

1-Year	+28.34%	+28.34%

5-Year	+25.63%	+4.67%

10-Year	+53.08%	+4.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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TEMPLETON CHINA WORLD FUND

PERFORMANCE SUMMARY

Distributions (9/1/17–2/28/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2539	$0.0288	$2.3734	$2.6561
C	$0.0002	$0.0288	$2.3734	$2.4024
R6	$0.4067	$0.0288	$2.3734	$2.8089
Advisor	$0.3335	$0.0288	$2.3734	$2.7357

Total Annual Operating Expenses4

Share Class

A	1.91%

Advisor	1.66%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 12/31/18. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON CHINA WORLD FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid During Period 9/1/17–2/28/18[1,2]	Ending Account Value 2/28/18	Expenses Paid During Period 9/1/17–2/28/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,090.30	$ 9.80	$1,015.42	$ 9.44	1.89%
C	$1,000	$1,086.90	$13.66	$1,011.70	$13.17	2.64%
R6	$1,000	$1,093.30	$ 7.58	$1,017.55	$ 7.30	1.46%
Advisor	$1,000	$1,091.60	$ 8.51	$1,016.66	$ 8.20	1.64%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Financial Highlights

	Six Months Ended
	February 28, 2018	Year Ended August 31,
	(unaudited)	2017	2016	2015	2014	2013
Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.49	$21.51	$26.19	$38.01	$35.78	$34.09

Income from investment operations[a]:

Net investment income (loss)[b]	(0.14)	0.15	0.17	0.32	0.44	0.41

Net realized and unrealized gains (losses)	2.09	4.59	2.19	(7.53)	3.94	2.11

Total from investment operations	1.95	4.74	2.36	(7.21)	4.38	2.52

Less distributions from:

Net investment income	(0.25)	(0.19)	(0.46)	(0.45)	(0.52)	(0.65)

Net realized gains	(2.40)	(2.57)	(6.58)	(4.16)	(1.63)	(0.18)

Total distributions	(2.65)	(2.76)	(7.04)	(4.61)	(2.15)	(0.83)

Net asset value, end of period	$22.79	$23.49	$21.51	$26.19	$38.01	$35.78

Total return[c]	9.03%	26.00%	11.19%	(20.57)%	12.76%	7.22%

Ratios to average net assets[d]

Expenses.	1.89%[e]	1.94%[e,f]	1.91%[e,f]	1.84%[e]	1.85%[e]	1.85%

Net investment income (loss)	(1.18)%	0.71%	0.77%	0.98%	1.23%	1.13%

Supplemental data

Net assets, end of period (000’s)	$192,944	$188,885	$186,850	$232,814	$373,231	$429,085

Portfolio turnover rate	8.54%	7.92%	3.87%	7.42%	3.75%	6.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON CHINA WORLD FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2018	Year Ended August 31,
	(unaudited)	2017	2016	2015	2014	2013
Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.12	$21.18	$25.76	$37.52	$35.30	$33.55

Income from investment operations[a]:

Net investment income (loss)[b]	(0.23)	(0.03)	—[c]	0.08	0.18	0.16

Net realized and unrealized gains (losses)	2.09	4.54	2.17	(7.42)	3.91	2.04

Total from investment operations	1.86	4.51	2.17	(7.34)	4.09	2.20

Less distributions from:

Net investment income	(—)[c]	—	(0.17)	(0.26)	(0.24)	(0.27)

Net realized gains	(2.40)	(2.57)	(6.58)	(4.16)	(1.63)	(0.18)

Total distributions	(2.40)	(2.57)	(6.75)	(4.42)	(1.87)	(0.45)

Net asset value, end of period	$22.58	$23.12	$21.18	$25.76	$37.52	$35.30

Total return[d]	8.69%	24.97%	10.41%	(21.16)%	11.98%	6.50%

Ratios to average net assets[e]

Expenses.	2.64%[f]	2.69%[f],[g]	2.66%[f,g]	2.56%[f]	2.54%[f]	2.55%

Net investment income (loss)	(1.93)%	(0.04)%	0.02%	0.26%	0.54%	0.43%

Supplemental data

Net assets, end of period (000’s)	$42,642	$42,577	$48,769	$63,486	$103,346	$123,220

Portfolio turnover rate	8.54%	7.92%	3.87%	7.42%	3.75%	6.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding. cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON CHINA WORLD FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended February 28, 2018	Year Ended August 31,
	(unaudited)	2017	2016	2015	2014	2013[a]

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.66	$21.68	$26.41	$38.27	$36.03	$38.14

Income from investment operations[b]:

Net investment income (loss)[c]	(0.10)	0.27	0.31	0.49	0.66	0.68

Net realized and unrealized gains (losses)	2.12	4.59	2.18	(7.61)	3.93	(2.79)

Total from investment operations	2.02	4.86	2.49	(7.12)	4.59	(2.11)

Less distributions from:

Net investment income	(0.41)	(0.31)	(0.64)	(0.58)	(0.72)	—

Net realized gains	(2.40)	(2.57)	(6.58)	(4.16)	(1.63)	—

Total distributions	(2.81)	(2.88)	(7.22)	(4.74)	(2.35)	—

Net asset value, end of period	$22.87	$23.66	$21.68	$26.41	$38.27	$36.03

Total return[d]	9.33%	26.62%	11.76%	(20.20)%	13.31%	(5.53)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.52%	1.49%	1.45%	1.37%	1.37%	1.39%

Expenses net of waiver and payments by affiliates	1.46%[f]	1.44%[f]	1.42%[f]	1.37%[g]	1.37%[g]	1.39%

Net investment income (loss)	(0.75)%	1.21%	1.26%	1.45%	1.71%	1.59%

Supplemental data

Net assets, end of period (000’s)	$3,749	$1,213	$720	$711	$73,067	$64,078

Portfolio turnover rate	8.54%	7.92%	3.87%	7.42%	3.75%	6.12%

aFor the period May 1, 2013 (effective date) to August 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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TEMPLETON CHINA WORLD FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2018		Year Ended August 31,
	(unaudited)		2017		2016		2015		2014		2013

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.68		$21.68		$26.39		$38.26		$36.01		$34.33

Income from investment operations[a]:

Net investment income (loss)[b]	(0.11)		0.22		0.22		0.42		0.55		0.46

Net realized and unrealized gains (losses)	2.10		4.60		2.22		(7.61)		3.98		2.20

Total from investment operations	1.99		4.82		2.44		(7.19)		4.53		2.66

Less distributions from:

Net investment income	(0.33)		(0.25)		(0.57)		(0.52)		(0.65)		(0.80)

Net realized gains	(2.40)		(2.57)		(6.58)		(4.16)		(1.63)		(0.18)

Total distributions	(2.73)		(2.82)		(7.15)		(4.68)		(2.28)		(0.98)

Net asset value, end of period	$22.94		$23.68		$21.68		$26.39		$38.26		$36.01

Total return[c]	9.16%		26.31%		11.51%		(20.38)%		13.12%		7.54%

Ratios to average net assets[d]

Expenses.	1.64%	[e]	1.69%	[e,f]	1.66%	[e,f]	1.56%	[e]	1.55%	[e]	1.55%

Net investment income (loss)	(0.93)%		0.96%		1.02%		1.26%		1.53%		1.43%

Supplemental data

Net assets, end of period (000’s)	$84,346		$83,172		$73,504		$107,454		$223,825		$240,826

Portfolio turnover rate	8.54%		7.92%		3.87%		7.42%		3.75%		6.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON CHINA WORLD FUND

Statement of Investments, February 28, 2018 (unaudited)

		Country	Shares	Value

	Common Stocks 100.5%
	Auto Components 0.2%
	Weifu High-Technology Co. Ltd., B	China	279,527	$608,991

	Automobiles 4.7%
	Chongqing Changan Automobile Co. Ltd., B	China	2,652,457	2,955,478
	Dongfeng Motor Group Co. Ltd., H	China	4,537,478	5,745,808
	Jiangling Motors Corp. Ltd., B	China	3,490,446	6,685,679

				15,386,965

	Banks 8.6%
	China Construction Bank Corp., H.	China	14,826,926	15,440,866
	Industrial and Commercial Bank of China Ltd., H	China	11,066,725	9,559,359
[a]	Standard Chartered PLC	United Kingdom	256,000	2,926,060

				27,926,285

	Beverages 0.4%
	Yantai Changyu Pioneer Wine Co. Ltd., B	China	516,099	1,304,434

	Capital Markets 2.1%
	China Everbright Ltd	China	1,610,000	3,542,599
	GF Securities Co. Ltd., H	China	1,650,000	3,179,422

				6,722,021

	Communications Equipment 0.1%
	Hytera Communications Corp. Ltd., A	China	220,000	458,344

	Construction Materials 2.7%
	Asia Cement China Holdings Corp	China	12,893,271	4,926,032
	Huaxin Cement Co. Ltd., B	China	2,870,826	3,869,873

				8,795,905
	Distributors 0.1%
	Dah Chong Hong Holdings Ltd	China	883,363	437,959

	Electric Utilities 1.1%
	CK Infrastructure Holdings Ltd	Hong Kong	416,348	3,495,303

	Electronic Equipment, Instruments & Components 0.2%
	Hon Hai Precision Industry Co. Ltd	Taiwan	200,000	586,281

	Food & Staples Retailing 4.1%
	Beijing Jingkelong Co. Ltd., H	China	715,971	170,166
	Dairy Farm International Holdings Ltd	Hong Kong	1,075,176	9,085,237
	President Chain Store Corp	Taiwan	421,059	4,178,855

				13,434,258

	Food Products 5.0%
	Uni-President China Holdings Ltd	China	15,319,280	13,115,235
	Uni-President Enterprises Corp	Taiwan	1,262,394	2,940,381

				16,055,616

	Health Care Equipment & Supplies 0.8%
	Ginko International Co. Ltd	Taiwan	353,000	2,549,058

	Health Care Providers & Services 2.8%
	Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,134,500	5,378,560
	Sinopharm Group Co. Ltd., H	China	806,000	3,558,328

				8,936,888

	Hotels, Restaurants & Leisure 0.1%
	Sands China Ltd	Hong Kong	34,000	191,811

	Independent Power & Renewable Electricity Producers 0.5%
	Huaneng Renewables Corp. Ltd., H.	China	4,472,000	1,497,152

franklintempleton.com	Semiannual Report	13

		Country	Shares	Value

	Common Stocks (continued)
	Industrial Conglomerates 2.9%
	CK Hutchison Holdings Ltd	Hong Kong	264,690	$3,314,565
	Hopewell Holdings Ltd	Hong Kong	1,547,500	6,060,718

				9,375,283

	Insurance 5.2%
	AIA Group Ltd	Hong Kong	1,350,100	11,308,411
	China Life Insurance Co. Ltd., H	China	1,864,000	5,537,730

				16,846,141

	Internet & Direct Marketing Retail 1.0%
[a]	Ctrip.com International Ltd., ADR	China	44,300	2,036,914
[a]	JD.com Inc., ADR	China	23,937	1,128,630

				3,165,544

	Internet Software & Services 21.9%
[a]	Alibaba Group Holding Ltd., ADR	China	127,920	23,811,029
[a]	Baidu Inc., ADR	China	30,092	7,593,415
	Tencent Holdings Ltd	China	716,600	39,575,326

				70,979,770

	IT Services 2.3%
	TravelSky Technology Ltd., H	China	2,343,841	7,487,401

	Marine 1.0%
	COSCO Shipping Energy Transportation Co. Ltd., H	China	3,974,000	2,112,438
	Sinotrans Shipping Ltd	China	4,306,900	1,243,759

				3,356,197

	Media 0.8%
	Poly Culture Group Corp. Ltd., H	China	448,300	826,032
	Zhejiang Huace Film & TV Co. Ltd., A	China	885,620	1,817,108

				2,643,140

	Oil, Gas & Consumable Fuels 7.3%
	China Petroleum & Chemical Corp., H	China	20,920,478	16,841,280
	CNOOC Ltd	China	2,438,400	3,551,998
	PetroChina Co. Ltd., H	China	4,412,403	3,117,908

				23,511,186

	Paper & Forest Products 2.7%
	Nine Dragons Paper Holdings Ltd	China	4,778,400	8,621,446

	Pharmaceuticals 1.0%
	Jiangsu Hengrui Medicine Co. Ltd., A	China	83,955	961,410
	Tong Ren Tang Technologies Co. Ltd., H	China	1,312,700	2,220,836

				3,182,246

	Real Estate Management & Development 0.9%
	China Overseas Land & Investment Ltd	China	454,000	1,595,333
	CK Asset Holdings Ltd	Hong Kong	141,690	1,225,719

				2,821,052

	Semiconductors & Semiconductor Equipment 9.9%
	Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	3,881,330	32,062,612

	Specialty Retail 0.1%
	Sa Sa International Holdings Ltd	Hong Kong	868,000	398,178

	Textiles, Apparel & Luxury Goods 5.9%
	Anta Sports Products Ltd	China	3,854,355	19,109,370

TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

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TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Transportation Infrastructure 1.7%
COSCO Shipping Ports Ltd	China	3,142,513	$3,055,798
Sichuan Expressway Co. Ltd., H	China	7,010,000	2,525,981

			5,581,779

Wireless Telecommunication Services 2.4%
China Mobile Ltd.	China	821,270	7,702,735

Total Common Stocks (Cost $149,636,273)			325,231,351

Short Term Investments (Cost $1,732,447) 0.5%

Money Market Funds 0.5%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.02%	United States	1,732,447	1,732,447

Total Investments (Cost $151,368,720) 101.0%			326,963,798
Other Assets, less Liabilities (1.0)%			(3,283,609)

Net Assets 100.0%			$323,680,189

See Abbreviations on page 26.

aNon-income producing.

bSee Note 3(f) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON CHINA WORLD FUND

Financial Statements

Statement of Assets and Liabilities

February 28, 2018 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$149,636,273
Cost - Non-controlled affiliates (Note 3f)	1,732,447

Value - Unaffiliated issuers	$325,231,351
Value - Non-controlled affiliates (Note 3f)	1,732,447
Receivables:
Investment securities sold	1,178,861
Capital shares sold	308,078
Dividends	108,757
Other assets	341

Total assets	328,559,835

Liabilities:
Payables:
Investment securities purchased	2,050,648
Capital shares redeemed	2,137,812
Management fees	351,616
Distribution fees	70,133
Transfer agent fees	129,373
Accrued expenses and other liabilities	140,064

Total liabilities	4,879,646

Net assets, at value	$323,680,189

Net assets consist of:
Paid-in capital	$136,766,430
Distributions in excess of net investment income	(3,365,060)
Net unrealized appreciation (depreciation)	175,593,804
Accumulated net realized gain (loss)	14,685,015

Net assets, at value	$323,680,189

Class A:
Net assets, at value	$192,944,104

Shares outstanding	8,466,894

Net asset value per share[a]	$22.79

Maximum offering price per share (net asset value per share ÷ 94.25%)	$24.18

Class C:
Net assets, at value	$42,641,678

Shares outstanding	1,888,808

Net asset value and maximum offering price per share[a]	$22.58

Class R6:
Net assets, at value	$3,748,855

Shares outstanding	163,900

Net asset value and maximum offering price per share	$22.87

Advisor Class:
Net assets, at value	$84,345,552

Shares outstanding	3,676,535

Net asset value and maximum offering price per share	$22.94

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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TEMPLETON CHINA WORLD FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended February 28, 2018 (unaudited)

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$1,112,018
Non-controlled affiliates (Note 3f)	13,527

Total investment income	1,125,545

Expenses:
Management fees (Note 3a)	2,102,000
Distribution fees: (Note 3c)
Class A	240,148
Class C	213,182
Transfer agent fees: (Note 3e)
Class A	220,802
Class C	49,063
Class R6	1,266
Advisor Class	96,055
Custodian fees (Note 4)	34,439
Reports to shareholders	38,219
Registration and filing fees	61,600
Professional fees.	31,755
Trustees’ fees and expenses.	11,284
Other	10,299

Total expenses	3,110,112
Expenses waived/paid by affiliates (Note 3f and 3g)	(6,747)

Net expenses	3,103,365

Net investment income (loss)	(1,977,820)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers.	21,427,888
Foreign currency transactions	(3,803)

Net realized gain (loss)	21,424,085

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers.	8,675,218
Translation of other assets and liabilities denominated in foreign currencies	(1,320)

Net change in unrealized appreciation (depreciation)	8,673,898

Net realized and unrealized gain (loss)	30,097,983

Net increase (decrease) in net assets resulting from operations	$28,120,163

*Foreign taxes withheld on dividends	$106,478

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TEMPLETON CHINA WORLD FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,977,820)	$1,950,902
Net realized gain (loss)	21,424,085	33,807,550
Net change in unrealized appreciation (depreciation)	8,673,898	31,423,050

Net increase (decrease) in net assets resulting from operations	28,120,163	67,181,502

Distributions to shareholders from:
Net investment income:
Class A	(2,020,582)	(1,477,590)
Class C	(355)	—
Class R6	(60,141)	(15,613)
Advisor Class	(1,159,991)	(815,698)
Net realized gains:
Class A	(18,907,369)	(20,126,270)
Class C	(4,258,414)	(5,283,432)
Class R6	(355,229)	(127,513)
Advisor Class	(8,355,416)	(8,280,242)

Total distributions to shareholders.	(35,117,497)	(36,126,358)

Capital share transactions: (Note 2)
Class A	7,963,733	(16,581,589)
Class C	736,807	(10,209,121)
Class R6	2,706,184	376,846
Advisor Class	3,424,035	1,363,660

Total capital share transactions	14,830,759	(25,050,204)

Net increase (decrease) in net assets	7,833,425	6,004,940
Net assets:
Beginning of period	315,846,764	309,841,824

End of period	$323,680,189	$315,846,764

Undistributed net investment income included in net assets:
End of period	$—	$1,853,829

Distributions in excess of net investment income included in net assets:
End of period	$(3,365,060)	$—

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON CHINA WORLD FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into

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TEMPLETON CHINA WORLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At February 28, 2018, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At February 28, 2018, the Fund had no securities on loan.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 28, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	2,211,013	$52,297,050	1,985,678	$40,952,259
Shares issued in reinvestment of distributions	940,802	20,181,384	1,169,105	20,938,679
Shares redeemed	(2,727,170)	(64,514,701)	(3,797,828)	(78,472,527)
Net increase (decrease)	424,645	$7,963,733	(643,045)	$(16,581,589)

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount

Class C Shares:
Shares sold	131,519	$3,050,985	193,489	$3,935,482
Shares issued in reinvestment of distributions	192,967	4,106,352	269,624	4,777,743
Shares redeemed	(276,912)	(6,420,530)	(924,869)	(18,922,346)
Net increase (decrease)	47,574	$736,807	(461,756)	$(10,209,121)
Class R6 Shares:
Shares sold	114,518	$2,784,882	22,853	$489,161
Shares issued in reinvestment of distributions	19,311	415,370	7,960	143,126
Shares redeemed	(21,191)	(494,068)	(12,754)	(255,441)
Net increase (decrease)	112,638	$2,706,184	18,059	$376,846
Advisor Class Shares:
Shares sold	419,169	$9,866,931	1,164,396	$24,754,639
Shares issued in reinvestment of distributions	376,082	8,115,857	416,531	7,505,881
Shares redeemed	(631,645)	(14,558,753)	(1,458,050)	(30,896,860)
Net increase (decrease)	163,606	$3,424,035	122,877	$1,363,660

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

For the period ended February 28, 2018, the annualized gross effective investment management fee rate was 1.300% of the Fund’s average weekly net assets.

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on average weekly net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers.	$14,326
CDSC retained	$579

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2018, the Fund paid transfer agent fees of $367,186, of which $69,777 was retained by Investor Services.

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended February 28, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.02%	3,939,549	52,579,721	(54,786,823)	1,732,447	$1,732,447	$13,527	$—	$—

g. Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03%. Investor Services may discontinue this waiver in the future.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2018, there were no credits earned.

5. Income Taxes

At February 28, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$153,110,945

Unrealized appreciation	$182,265,715
Unrealized depreciation	(8,412,862)

Net unrealized appreciation (depreciation)	$173,852,853

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2018, aggregated $27,301,762 and $42,927,260, respectively.

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Concentration of Risk

Investing in securities of “China companies” may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2018, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at February 28, 2018, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of financial instruments valued at $42,317,187 from Level 1 to Level 2 within the fair value hierarchy.

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

A summary of inputs used as of February 28, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Equity Investments:
Electronic Equipment, Instruments & Components	$—	$586,281	$—	$586,281
Food & Staples Retailing	9,255,403	4,178,855	—	13,434,258
Food Products	13,115,235	2,940,381	—	16,055,616
Health Care Equipment & Supplies	—	2,549,058	—	2,549,058
Semiconductors & Semiconductor Equipment .	—	32,062,612	—	32,062,612
All Other Equity Investments	260,543,526	—	—	260,543,526
Short Term Investments	1,732,447	—	—	1,732,447

Total Investments in Securities	$284,646,611	$42,317,187	$—	$326,963,798

aFor detailed categories, see the accompanying Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt

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    TEMPLETON CHINA WORLD FUND

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017 AND DECEMBER 29, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Templeton China World Fund was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017 and December 29, 2017. The purpose of the meeting was to elect Trustees of Templeton China World Fund and to vote on the following proposals: to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval; and to approve an amended fundamental investment restriction regarding investments in commodities for the Fund. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Templeton China World Fund: Harris J. Ashton, Ann Torre Bates, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, David W. Niemiec, Larry D. Thompson, Constantine D. Tseretopoulos and Robert E. Wade; and (ii) sufficient votes were not received to pass the proposals to use a “manager of managers” structure and to approve the amended fundamental investment restriction regarding investments in commodities. No other business was transacted at the meeting.

In connection with the meeting, management is aware that some shareholders received from the proxy solicitor numerous calls and mailings that may have been distracting. Management is taking steps to ensure that, in the future, for any new shareholder meeting solicitations that occur, such activity is not repeated. Management apologizes for any inconvenience that may have been caused as a result of such calls and mailings.

The results of the voting at the meeting are as follows:

Proposal 1.     To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	7,196,866	330,999
Ann Torre Bates	7,200,263	327,601
Mary C. Choksi	7,201,211	326,654
Edith E. Holiday	7,198,476	329,389
Gregory E. Johnson	7,196,209	331,655
Rupert H. Johnson, Jr	7,198,885	328,980
J. Michael Luttig	7,200,130	327,735
David W. Niemiec	7,199,326	328,539
Larry D. Thompson.	7,199,779	328,085
Constantine D. Tseretopoulos	7,196,716	331,149
Robert E. Wade	7,198,069	329,795

Total Trust Shares Outstanding*: 13,449,581

* As of the record date.

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TEMPLETON CHINA WORLD FUND

SPECIAL MEETING OF SHAREHOLDERS

Proposal 2.	To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval:

Shares
For	4,815,069
Against	418,973
Abstain	183,503
Broker Non-Votes	2,110,321
Total Fund Shares Voted	7,527,865
Total Fund Shares Outstanding*	13,449,581

Proposal 3.	To approve an amended fundamental investment restriction regarding investments in commodities:

Shares
For	4,861,045
Against	333,860
Abstain	222,639
Broker Non-Votes	2,110,321
Total Fund Shares Voted	7,527,865
Total Fund Shares Outstanding*	13,449,581

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TEMPLETON CHINA WORLD FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com	Semiannual Report	29

Semiannual Report and Shareholder Letter

Templeton China World Fund

Investment Manager

Templeton Asset Management Ltd.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	188 S 04/18

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is David W. Niemiec and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date April 26, 2018

By	/s/ ROBERT G. KUBILIS
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date April 26, 2018